1. Summary of Significant Accounting Policies: Collateral Held For Resale (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Collateral Held For Resale:

Collateral Held for Resale:

           When the Company takes possession of collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Loan Losses.